Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Summary of Aging of Groups Trade Receivables

The aging of the Group’s trade receivables is as follows:

	2025	2024
Current	93,425	86,760
1-30 days past due	6,127	12,787
31-60 days past due	2,941	2,527
61-90 days past due	697	681
91- days past due	1,627	1,389
Gross carrying amount	104,817	104,144
Allowance for expected credit losses	(1,295)	(778)
Net carrying amount	103,522	103,366

Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities

The tables below analyze the Group’s financial liabilities into maturity groupings based on their contractual maturities for:

a)
all non-derivative financial liabilities; and
b)
derivative financial instruments for which the contractual maturities represent the timing of the cash flows.
amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

December 31, 2025	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	3,209	9,627	10,116	12,819	11,495	47,266	37,186
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	—	490,873	—	490,873	333,145
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)	4,834	12,562	16,749	221,425	—	255,569	187,059
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	—	2,845	—	—	—	2,845	2,845
Trade payables	66,481	—	—	—	—	66,481	66,481
Total non-derivatives	74,524	25,034	26,865	725,117	11,495	863,034	626,716

December 31, 2024	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	3,441	10,324	11,303	17,654	14,384	57,106	45,083
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	—	546,842	—	546,842	324,395
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	5,142	13,624	16,684	151,977	—	187,427	121,973
Trade payables	60,152	—	—	—	—	60,152	60,152
Total non-derivatives	68,735	23,948	27,987	716,473	14,384	851,527	551,603

Derivatives
Foreign currency forward contracts- inflows	(3,541)	(2,361)	—	—	—	(5,902)	—
Foreign currency forward contracts- outflows	3,552	2,378	—	—	—	5,930	—
Total derivatives	11	17	—	—	—	28	2

Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Allowance for Expected Credit Losses of Trade Receivables

The movements in the Group’s allowance for expected credit losses of trade receivables are as follows:

	2025	2024
As at January 1	(778)	(1,220)
Increase of allowance recognized in statement of operations during the year	(1,347)	(383)
Receivables written off during the year as uncollectible	438	170
Unused amount reversed	434	617
Translation differences	(42)	38
As at December 31	(1,295)	(778)

Currency Risk
Disclosure Of Financial Instruments [Line Items]
Summary of Exposure to Foreign Currency Risk

The Group’s primary exposure to foreign currency risk at the end of the reporting period, expressed in thousands of USD was as follows:

	As of December 31, 2025
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/CNY	SEK/SGD	USD/SEK
Accounts receivables	2,257	10,152	—	—	—
Other receivables	—	—	—	14,997	5,060
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)	—	—	—	—	(187,059)
Intercompany long-term receivable	—	—	—	—	185,147
Trade payables	(2,925)	(16,425)	(41,579)	(44,219)	(1,382)
Lease liabilities	—	(1,342)	—	—	—
Other liabilities	(15,095)	(22,002)	—	—	(152,800)
Total	(15,763)	(29,617)	(41,579)	(29,222)	(151,034)

	As of December 31, 2024
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY	SEK/SGD	SEK/NOK	USD/SEK	SGD/CNY	GBP/EUR
Accounts receivables	—	8,957	—	—	—	—	—	259	—
Other receivables	112,180	—	12,500	—	5,074	23,175	72,493	—	—
S-T deposits	40,000	—	—	—	—	—	—	—	—
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	(131,290)	(1,320)	—	—	—	—	—	—	—
Trade payables	(1,496)	(11,170)	—	(22,761)	(1,232)	—	—	—	—
Lease liabilities	—	(1,789)	—	—	—	—	—	—	—
Other current liabilities	—	(5,654)	(21,830)	—	—	—	(158,710)	—	(4,528)
Total	19,394	(10,977)	(9,330)	(22,761)	3,842	23,175	(86,217)	259	(4,528)

Summary of Sensitivity Analysis

The Group is primarily exposed to changes in SEK/USD, SEK/EUR, SEK/CNY, SEK/SGD and USD/SEK exchange rates. The Group’s risk exposure in foreign currencies:

Impact on loss before tax
	2025	2024	2023
SEK/USD exchange rate - increase/decrease 10%	+/- 1,576	+/- 1,939	+/- 2,760
SEK/EUR exchange rate - increase/decrease 10%	+/- 2,962	+/- 1,098	+/- 1,116
SEK/CNY exchange rate - increase/decrease 10%	+/- 4,158	+/- 2,276	+/- 4,773
SEK/SGD exchange rate - increase/decrease 10%	+/- 2,922	+/- 384	+/- 1,788
USD/SEK exchange rate - increase/decrease 10%	+/- 15,103	+/- 8,622	+/- 201

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to higher/lower interest expense primarily from interest-bearing loans and borrowings as a result of changes in interest rates.

	Impact on loss before tax
	2025	2024	2023
Interest rates - increase by 100 basis points	+231	+391	+28
Interest rates - decrease by 100 basis points	-461	-1,294	-375